Other finance income and costs (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of Other finance income and costs [Abstract]
Disclosure of Other Finance Income and Costs
Other finance income and costs consist of the following:

	Yen in millions
	For the years ended March 31,
	2020	2021	2022
Other finance income
Interest income
Financial assets measured at amortized cost	37,201	17,526	16,920
Financial assets measured at fair value through other comprehensive income	84,629	88,074	84,592
Dividend income
Financial assets measured at fair value through other comprehensive income	110,243	88,837	94,833
Other	73,772	240,791	138,416

Total	305,846	435,229	334,760

Other finance costs
Interest expense
Financial liabilities measured at amortized cost	(44,114)	(42,421)	(32,458)
Other	(3,041)	(5,116)	(11,539)

Total	(47,155)	(47,537)	(43,997)